Financial Instruments - Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	¥ 3,846,731	$ 591,232	¥ 3,859,492
Liabilities	1,300,109	199,823	1,321,922
Hong Kong Dollar ("HK$")
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	27	4	44
US$
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	39,735	6,107	32,009
Liabilities	¥ 8,742	$ 1,344	¥ 1,398